SHARE-BASED COMPENSATION PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
		Nov. 30, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards						$ 2,203	$ 476	$ 339
Share based compensation						$ 2,203	476	339
Stock Option [Member]
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Volatility						69.00%
Dividend yield	[1]					0.00%
Risk-free interest rate						4.54%
Weighted-average grant date fair value (in dollars per share)						$ 1.15
2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Number of shares authorized (in shares)						4,000,000
Amended 2011 Equity Incentive Plan [Member]
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards						$ 2,200	$ 400	$ 200
Unrecognized cost related to non-vested stock options						$ 1,800
Average vesting period						9 months 18 days
Amended 2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Shares available for future issuance (in shares)		3,000,000			1,000,000
Stock option grants (in shares)			989,000
Vesting period		12 months
Stock option exercise price (in dollars per share)		$ 3.6			$ 4.7
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Forfeiture shares (in shares)						135,000	0
Share based compensation						$ 100
Stock option, exercised (in shares)						0
Amended 2011 Equity Incentive Plan [Member] | Options with Two Year Vesting [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)		3,990,000		755,000	755,000
Vesting period		2 years				2 years
Amended 2011 Equity Incentive Plan [Member] | Options with Three Year Vesting [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)					234,000
Vesting period						3 years

[1]	Applied nil as the exercise price is adjusted for dividends